Current and Deferred Income Tax and Social Contribution - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Current and Deferred Income Tax and Social Contribution
Current and Deferred Income Tax and Social Contribution
22	Current and Deferred Income Tax and Social Contribution

a.	Reconciliation of income tax and social contribution

The reconciliation of income tax and social contribution expense is as follows:

	As of December 31, 2020	As of December 31, 2019	From October 11 to December 31, 2018
Loss before income tax and social contribution for the year	(71,053)	(90,315)	3,690
Nominal statutory rate of income tax and social contribution	34%	34%	34%
IRPJ and CSLL calculated at the nominal rates	24,158	30,707	(1,255)

Permanent Additions	1,246	(1,100)	(3,475)
Total IRPJ and CSLL	25,404	29,607	(4,730)

Current IRPJ and CSLL in the result	7,874	(22,113)	(4,750)
Deferred IRPJ and CSLL in the result	17,530	51,720	20
	25,404	29,607	(4,730)
Effective tax rate of Income and social contribution tax expenses	36%	33%	128%

b.	Deferred taxes

Changes in deferred income tax and social contribution assets and liabilities are as follows:

i.	December 31, 2020

	As of December 31, 2019	Effect on profit (loss)	Effect on Parent´s Equity (i) (note 1.4)	As of December 31, 2020
Income tax/social contribution:
Income tax and social contribution losses carryforwards (iii)	31,353	137,228	13,676	182,257
Temporary Differences:
Impairment losses on trade receivables	6,730	2,813	-	9,543
Provision for obsolete inventories	7,753	(4,490)	-	3,263
Imputed interest on suppliers	(3,303)	2,559	-	(744)
Provision for risks of tax, civil and labor losses	20,189	(1,051)	-	19,138
Refund liabilities and right to returned goods	14,998	(4,095)	-	10,903
Lease Liabilities	3,594	1,170	-	4,764
Goodwill and fair value adjustments on business combination (ii)	(30,486)	(120,112)	-	(150,598)
Other temporary difference	6,512	3,508	-	10,020
Deferred Assets, net	57,340	17,530	13,676	88,546

(i)

Refers to the tax effect over temporary differences, specifically IPO costs capitalization recorded in the Somos Sistemas de Ensino S.A. (Company’s affiliate) being its effects on equity and counterparty on deferred tax assets financial statement line. Here is important to enhance that part of IPO costs, that included auditing, lawyer’s advisor, banks fees and other directly costs attributable to the IPO were paid by the Company. The Parent Company, Vasta Platform, does not accrued deferred tax assets.

(ii)

Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.

(iii)	Refers to tax losses carryforwards accumulated supported by the Company’s forecasts of the future profitability.

ii.	December 31, 2019

Changes in deferred income tax and social contribution assets and liabilities are as follows:

	October 11 to December 31, 2018	Effect on profit (loss)	As of December 31, 2018	First adoption of IFRS 16	Effect on profit (loss)	Effect on Parent´s Net Investment (i)	As of December 31, 2019
Income tax/social contribution:
Income tax and social contribution losses carryforwards	119,557	(9,058)	110,499	-	6,573	(85,719)	31,353
Temporary Differences:
Impairment losses on trade receivables	9,068	(2,536)	6,532	-	1,129	(931)	6,730
Provision for obsolete inventories	25,906	(1,287)	24,619	-	(19,289)	2,423	7,753
Imputed interest on suppliers	(428)	(9,938)	(10,366)	-	8,477	(1,414)	(3,303)
Provision for risks of tax, civil and labor losses	3,624	2,243	5,867	-	15,497	(1,175)	20,189
Refund liabilities and right to returned goods	12,162	5,805	17,967	-	(6,170)	3,201	14,998
Lease Liabilities	-	-	-	1,508	1,308	778	3,594
Fair value adjustments on business combination (i)	(90,889)	12,997	(77,892)	-	46,574	832	(30,486)
Other termporary provision	8,951	1,794	10,745	-	(2,379)	(1,854)	6,512
Deferred Assets, net	87,951	20	87,971	1,508	51,720	(83,859)	57,340

(i)

On December 31, 2019 was derecognized through Parent´s Net Investment in the amount of R$ (83,859), upon the conclusion of the legal entity structure that was completed via the comprehensive corporate restructuring and the difference between tax bases of legal entity and amount recognized based on a separate return method for the carve-out operation.

Somos - Anglo (Predecessor)
Current and Deferred Income Tax and Social Contribution
Current and Deferred Income Tax and Social Contribution
21.	Current and Deferred Income Tax and Social Contribution
a.	Reconciliation of income tax and social contribution

The reconciliation of income tax and social contribution expense is as follows:

	January 1, 2018 to October 10, 2018	Year ended December 31, 2017
Loss before income tax and social contribution for the year	(346,346)	(10,609)
Combined nominal statutory rate of income tax and social contribution	34%	34%
IRPJ and CSLL calculated at the nominal rates	117,758	3,607
Permanent exclusion (additions)	390	(1,535)
Provision for risks of income taxes (note 20)	(273,450)	—
Permanent additions of penalties of income tax (note 20)	(49,045)	—
Derecognition of previously recognized deductible temporary difference on goodwill (ii)	(62,654)	—
	(267,001)	2,072
Current IRPJ and CSLL in the result	(274,408)	—
Deferred IRPJ and CSLL in the result	7,407	2,072
	(267,001)	2,072

_______________

(i)	Refers to net loss for the period/year for the carved-out operations of the Parent Entities that will not be realized due to legal entity structure.

b.	Deferred taxes

Changes in deferred income tax and social contribution assets are as follows:

	January 1, 2017	Effect on profit (loss)	December 31, 2017	Effect on profit (loss)	October 10, 2018
Income tax and social contribution losses carryforwards (iii)	48,486	17,386	65,872	53,684	119,556
Temporary Differences:
Impairment losses on trade receivables	7,012	(364)	6,648	1,443	8,091
Provision for obsolete inventories	22,845	1,505	24,350	353	24,703
Imputed interest on suppliers	(8,197)	2,518	(5,679)	5,251	(428)
Provision for risk of tax, civil and labor losses	5,576	(2,428)	3,148	25,895	29,043
Refund liabilities and right to returned goods	10,325	7,847	18,172	(7,593)	10,579
Other temporary provision	13,482	(6,828)	6,654	2,296	8,950
Goodwill and fair value adjustments on business combination (ii)	(112,190)	4,549	(107,641)	(57,890)	(165,531)
Tax benefit of goodwill to be incurred (ii)	38,145	(22,113)	16,032	(16,032)	—
Deferred liabilities, net	25,484	2,072	27,556	7,407	34,963

_______________

(ii)

As described in footnote 20 a., the Business reassessed the income tax position related to corporate reorganization and the benefit of deductibility of the goodwill and as a result, the balance of deferred income tax asset was derecognized. Additionally, given that the Business still have an accounting goodwill recognized but no tax basis, a deferred income tax liability was recognized. The impact of deferred income tax to these financial statement with respect to this reassessment was a charge to the combined carve-out statement of profit or loss and other comprehensive income in the amount of R$ 62,654.

(iii)

Includes R$ 108,505 as of October 10, 2018 (R$ 52,680 and R$ 37,712 as of December 31, 2017 and January 1, 2017, respectively) related to deferred income tax asset on tax losses carryforward calculated based on a separate return method for the carve-out operations which will be derecognized through Parent´s Net Investment upon the conclusion of the legal entity structure that will be completed via the comprehensive corporate restructuring mentioned in note 1 of Successor’s combined and unaudited interim condensed combined carve-out financial statements.